TAXES PAYABLE	12 Months Ended
Jun. 30, 2021
TAXES PAYABLE
TAXES PAYABLE

NOTE 13. TAXES PAYABLE

Taxes payable consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
VAT payable	¥660,278	¥643,896	$99,707
Income tax payable	440,030	440,030	68,139
Other taxes payable	7,980	165,068	25,561
Total taxes payable	¥1,108,288	¥1,248,994	$193,407